Advisor Class Shares | T. Rowe Price Science & Technology Fund, Inc.

Science & Technology Fund–Advisor Class

SUMMARY

Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Class Shares T. Rowe Price Science & Technology Fund, Inc. T. Rowe Price Science & Technology Fund-Advisor Class
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.07%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class Shares T. Rowe Price Science & Technology Fund, Inc. T. Rowe Price Science & Technology Fund-Advisor Class	109	340	590	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 77.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development and use of science and/or technology. Some of the companies that may be included in the portfolio operate in such industries as:

• information technology, including software, services, hardware, semiconductors, and technology equipment;

• telecommunication equipment and services;

• health care, including pharmaceuticals, biotechnology, life sciences, and health care equipment and services;

• professional services;

• media, including advertising, broadcasting, cable and satellite, movies and entertainment, and publishing;

• internet commerce and advertising;

• alternative energy;

• aerospace and defense; and

• materials and chemicals.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation. The fund’s investments can range from small companies offering new technologies, including privately held companies and newly public companies, to large firms with established track records. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in science and technology companies, the fund may perform poorly during a downturn in those industries. Science and technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Science & Technology Fund–Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	24.44%
Worst Quarter	6/30/02	-27.73%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class Shares T. Rowe Price Science & Technology Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Science & Technology Fund-Advisor Class	(4.68%)	3.98%	2.00%
T. Rowe Price Science & Technology Fund-Advisor Class Returns after taxes on distributions	(4.68%)	3.98%	2.00%
T. Rowe Price Science & Technology Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	(3.04%)	3.43%	1.72%
S&P 500 Index	2.11%	(0.25%)	2.92%
Lipper Science & Technology Funds Index	(5.81%)	2.73%	1.74%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.